Intangible Assets and Goodwill Intangible Assets and Goodwill (Notes)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill
The Company accounts for acquisitions using purchase accounting with the results of operations for each acquiree included in the Company’s consolidated financial statements for the period subsequent to the date of acquisition. The pro forma effects of the acquisitions completed in 2013, 2012, and 2011 were not significant individually or in the aggregate. The Company did not have any significant acquisitions during the years ended December 31, 2013, 2012 and 2011.
Intangible Assets
Amortized intangible assets were comprised of the following:

	2013		2012
December 31,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible assets:
Completed technology	$24	$24	$24	$24
Patents	8	3	3	3
Customer-related	6	6	6	6
Other intangibles	15	14	20	16
	$53	$47	$53	$49

Amortization expense on intangible assets, which is included within Other charges in the consolidated statements of operations, was $1 million, $1 million and $5 million for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, future amortization expense is estimated to be $2 million in 2014, 2015, and 2016, and $1 million in 2017 and 2018.
As of both December 31, 2013, and December 31, 2012, all of the Company's amortized intangible assets, excluding goodwill, were aligned with the Products segment.
Goodwill
The following table displays a rollforward of the carrying amount of goodwill by segment from January 1, 2012 to December 31, 2013:

	Products	Services	Total
Balance as of January 1, 2012
Aggregate goodwill acquired	$250	$112	$362
Accumulated impairment losses	—	—	—
Goodwill, net of impairment losses	250	112	362
Goodwill divested	(1)	—	(1)
Balance as of December 31, 2012
Aggregate goodwill acquired/disposed	249	112	361
Accumulated impairment losses	—	—	—
Goodwill, net of impairment losses	249	112	361

Balance as of December 31, 2013
Aggregate goodwill acquired	249	112	361
Accumulated impairment losses	—	—	—
Goodwill, net of impairment losses	$249	$112	$361

The Company conducts its annual assessment of goodwill for impairment in the fourth quarter of each year. The goodwill impairment assessment is performed at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment. The Company has determined that the Products segment and Services segment each meet the definition of a reporting unit.
The Company performed a qualitative assessment to determine whether it was more-likely-than-not that the fair value of each reporting unit was less than its carrying amount for both the fiscal years 2012 and 2013. In performing this qualitative assessment the Company assessed relevant events and circumstances including macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, changes in share price, and entity-specific events. In addition, the Company considered the estimated fair value of each reporting unit derived from a discounted cashflow analysis using the most recent long-range plan, or forecast, for each reporting unit. For both fiscal years 2012 and 2013, the Company concluded it was more-likely-than-not that the fair value of each reporting unit exceeded its carrying value. Therefore, the two-step goodwill impairment test was not required and there was no impairment of goodwill.